Basis of presentation and accounting policies - Additional Information (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Basis of presentation and accounting policies
Recognized a translation income/(loss)	$ (78,400,000)	$ 466,200,000	$ (281,700,000)
Number of airports | item	52
Share capital	$ 165,219,000	$ 163,223,000	$ 163,223,000
Authorized capital	$ 225,000,000
Shares authorized | shares	225
Par value per share | $ / shares	$ 1	$ 1	$ 1
Price index	$ 10,121.37	$ 7,694.01	$ 3,533.19
Conversion factor derived from indexes	$ 1.32	$ 2.18	$ 3.11
Period of accumulated price index variation	36 months	36 months	36 months
Percentage price index variation has exceeded	100.00%	100.00%	100.00%
Maximum
Basis of presentation and accounting policies
Percentage of voting rights	50.00%
Minimum
Basis of presentation and accounting policies
Percentage of voting rights	20.00%
Aeropuertos Argentina 2000 S.A.
Basis of presentation and accounting policies
Percentage of direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011	9.35%
Number of airports | item	35
Corporacin Amrica Italia S.p.A.
Basis of presentation and accounting policies
Percentage of majority stake owned	62.28%